Summary Prospectus and Prospectus Supplememt Supplement dated August 17, 2019

International Value ■ NT International Value
(Summary Prospectus dated April 1, 2019 (as revised August 1, 2019) and Prospectuses dated April 1, 2019)

International Core Equity
(Summary Prospectus and Prospectus dated November 1, 2018)

Vinod Chandrashekaran has announced his plans to leave American Century Investments. As a result, he will no longer serve as a portfolio manager for the funds effective August 17, 2019.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95470 1908